Revenue - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Net of royalties	$ 23.4	$ 16.2